FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2008

                  Date of reporting period:  March 31, 2009


Item 1. Schedule of Investments.


                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)
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                                                                                Rating
Principal                                                                       Moody's/
Amount      General Obligation Bonds (16.9%)                                     S&P                  Value (a)
------      --------------------------------                                     ---                   ------

            Bullhead City Parkway Improvement District
$  850,000  6.100%, 01/01/11                                                    Baa2/NR            $   830,943
   815,000  6.100%, 01/01/12                                                    Baa2/NR                784,723

            Coconino & Yavapai Counties Joint Unified School
             District No. 9 Sedona
 1,000,000  5.375%, 07/01/28                                                     A1/A+                 998,130

            Flagstaff Improvement District (Aspen Place Sawmill)
 2,500,000  5.000%, 01/01/32                                                     A1/NR               2,298,025

            Gila Co. Unified School District No. 10 (Payson)
 1,000,000  3.000%, 07/01/28 (coupon converts to 5.75% on 7/01/10)               A2/NR                 957,070

            Gilbert Improvement District No. 19
   335,000  5.200%, 01/01/23                                                     A3/A-                 337,439

            Goodyear McDowell Road Commercial Corridor
                Improvement District
 2,500,000  5.250%, 01/01/32 AMBAC Insured                                        A3/A               2,166,975

            Graham Co. Unified School District No. 1 (Safford)
   185,000  5.000%, 07/01/10 National-re FGIC Insured                           Baa1/NR                185,050

            Graham Co. Unified School District No. 4 (Thatcher)
   400,000  5.000%, 07/01/10 FSA Insured                                        Aa3/NR+                402,360
   400,000  4.750%, 07/01/12 FSA Insured                                        Aa3/NR+                423,832

            Greenlee Co. School District No. 18 (Morenci)
   150,000  5.000%, 07/01/11                                                    Baa3/NR                159,585

            Maricopa Co. Elementary School District No. 8 (Osborn)
   920,000  6.250%, 07/01/22                                                      NR/A                 986,608

            Maricopa Co. Elementary School District No. 21 (Murphy)
   300,000  8.000%, 07/01/24                                                    Baa2/NR                309,456

            Maricopa Co. Elementary School District No. 38 (Madison)
   730,000  5.000%, 07/01/22 National-re Insured                                Baa1/AA                767,471

            Maricopa Co. Elementary School District No. 68 (Alhambra)
 3,000,000  5.500%, 07/01/14 FSA Insured                                        Aa3/NR+              3,359,760

            Maricopa Co. High School District No. 210 (Phoenix Union)
 2,245,000  5.000%, 07/01/23 FSA Insured (pre-refunded)                         Aa3/AAA              2,573,848

            Maricopa Co. Unified School District No. 24 (Gila Bend)
   945,000  5.500%, 07/01/22                                                     NR/NR*                721,394

            Maricopa Co. Unified School District No. 69 (Paradise Valley)
 1,400,000  5.800%, 07/01/09 AMBAC Insured                                       Aa3/A               1,416,786
 1,000,000  5.300%, 07/01/11 National-re Insured                                 Aa3/AA              1,075,250

            Maricopa Co. Unified School District No. 89 (Dysart)
 2,185,000  5.500%, 07/01/22 National-re FGIC Insured                            NR/AA               2,366,967
 1,300,000  5.000%, 07/01/25 Syncora Guarantee Inc. Insured                      A3/A-               1,317,238
 1,500,000  6.000%, 07/01/28                                                     NR/A+               1,561,350

            Maricopa Co. Unified School District No. 90 (Saddle Mountain)
 1,200,000  5.000%, 07/01/13                                                   Baa3/NR+++            1,276,296

            Maricopa Co. Unified School District No. 95 (Queen Creek)
   500,000  5.000%, 07/01/27 FSA Insured                                         Aa3/NR+               419,565

            Mohave Co. Unified School District No. 20 (Kingman)
 1,175,000  5.250%, 07/01/24 FSA Insured                                         Aa3/AAA             1,225,607

            Mohave Co. Unified School District No. 20 (Kingman)
 1,000,000  5.000%, 07/01/26  Assured Guaranty Insured                           Aa2/AAA             1,002,310

            Navajo Co. Unified School District No. 2 (Joseph City)
 1,250,000  5.000%, 07/01/18                                                     Baa2/NR             1,171,300

            Navajo Co. Unified School District No. 6 (Heber-Overgaard)
   500,000  5.500%, 07/01/28  Assured Guaranty Insured                           NR/AAA                504,240

            Phoenix, Arizona
 1,000,000  6.250%, 07/01/16                                                    Aa1/AAA              1,225,480
 1,240,000  6.250%, 07/01/17                                                    Aa1/AAA              1,528,275
 1,000,000  5.375%, 07/01/20                                                    Aa1/AAA              1,084,460
 3,250,000  5.375%, 07/01/25 (pre-refunded)                                     Aa1/AAA              3,448,380

            Pima Co. Unified School District No.1 (Tucson)
 1,500,000  5.000%, 07/01/27 FSA Insured                                        Aa3/AAA              1,529,940

            Pinal Co. Unified School District No. 1 (Florence)
 1,500,000  5.000%, 07/01/27 National-re FGIC Insured                            NR/AA               1,451,070

             Pinewood Sanitary District
   605,000  6.500%, 07/01/09                                                     NR/NR*                605,206

            Prescott Valley Sewer Collection Improvement District
   168,000  7.900%, 01/01/12                                                    NR/BBB+                168,704

            Queen Creek Improvement District No. 1
 1,500,000  5.000%, 01/01/32                                                   Baa2/BBB-             1,100,775

            Scottsdale, Arizona
 3,140,000  5.000%, 07/01/19                                                    Aaa/AAA              3,285,665

            Show Low Improvement District No. 6
   950,000  6.000%, 01/01/18 ACA Insured                                         NR/NR*                798,114

            Tempe, Arizona
 1,015,000  5.400%, 07/01/11                                                    Aa1/AAA              1,107,923

            Tempe Improvement District (Pier Town Lake)
 1,500,000  5.000%, 01/01/29                                                     Aa3/NR              1,486,875

                                                                                              -----------------
               Total General Obligation Bonds                                                       50,420,445
                                                                                              -----------------

                Revenue Bonds (81.9%)

            Airport Revenue Bonds (1.7%)

            Phoenix Civic Improvement Corp.
                Airport Revenue Bonds
 1,000,000  5.250%, 07/01/18 AMT                                                Aa3/AA-              1,002,820
 1,000,000  5.250%, 07/01/19 AMT                                                Aa3/AA-                992,880
 2,200,000  5.250%, 07/01/27 AMT, National-re FGIC Insured                      Aa3/AA-              1,978,108

            Tucson Airport Authority Revenue Bonds
 1,000,000  5.000%, 12/01/25 National-re Insured AMT                             A2/A                  873,290

                                                                                              -----------------
               Total Airport Revenue Bonds                                                           4,847,098
                                                                                              -----------------

            Basic Service Revenue Bonds (14.7%)

            Arizona School Facilities Board Revenue Bonds
 1,000,000  5.500%, 07/01/10                                                    Aaa/AAA              1,056,400
 1,000,000  5.750%, 07/01/18  AMBAC Insured (pre-refunded)                       Baa1/A              1,180,870

            Arizona Transportation Board Revenue Bonds
 1,000,000  6.250%, 07/01/16 (pre-refunded)                                     Aa1/AAA              1,014,220
 2,000,000  5.000%, 07/01/22                                                    Aa1/AAA              2,131,040
 1,000,000  5.250%, 07/01/24                                                    Aa1/AAA              1,067,710
 1,000,000  5.000%, 07/01/28                                                    Aa1/AAA              1,030,540
 3,755,000  5.000%, 07/01/33                                                    Aa1/AAA              3,779,595

            Avondale Municipal Development Corp.  Water Utility Bonds
   700,000  5.200%, 07/01/13 National-re Insured                                Baa1/AA                700,000

            Buckeye Excise Tax Revenue Bonds
   500,000  5.900%, 08/01/20 AMBAC Insured                                      Baa1/A+                522,045

            Casa Grande Excise Tax Revenue Bonds
   440,000  5.200%, 04/01/17 National-re Insured                                Baa1/NR                440,475
 1,835,000  5.000%, 04/01/21 AMBAC Insured                                      A3/NR++              1,894,674

            Chandler Street & Highway User Revenue Bonds
   985,000  5.400%, 07/01/13 National-re Insured                                 Aa3/AA                985,020

            Glendale Western Loop 101 Public Facilities
             Excise Tax Revenue Bonds
 1,000,000  6.250%, 07/01/38                                                     A2/AA               1,015,840

            Greater Arizona Development Authority Revenue Bonds
 2,000,000  5.000%, 08/01/22 National-re Insured                                 A3/AA               2,105,060
 2,000,000  5.000%, 08/01/28                                                     A1/AA-              1,953,840
 1,200,000  5.500%, 08/01/29                                                     A1/AA-              1,212,576
 1,250,000  5.250%, 08/01/33                                                     NR/A+               1,167,025

            Mesa Utility System
 1,000,000  6.500%, 07/01/09 National-re FGIC Insured                            A1/AA               1,012,820

            Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
 1,500,000  5.500%, 07/01/24 National-re FGIC Insured                           Aa3/AAA              1,703,265

            Phoenix Street & Highway User Revenue Bonds
   500,000  6.250%, 07/01/11                                                     A1/AA                 500,045
   305,000  6.250%, 07/01/11 National-re Insured                                 A1/AAA                305,027
 2,925,000  zero coupon, 07/01/13 National-re FGIC Insured                       A1/AA               2,617,963

            Puerto Rico Highway & Transportation
               Revenue Bonds
 2,000,000  5.500%, 07/01/19 FSA Insured                                        Aa3/AAA              2,066,280

            Rio Nuevo Facilities District (Tucson) Excise Tax
             Revenue Bonds
 1,500,000  6.500%, 07/15/24 Assured Guaranty Insured                           Aa2/AAA              1,631,640

            Scottsdale Municipal Property Corp. Water & Sewer Project
 2,000,000  5.000%, 07/01/28                                                    Aa1/AAA              2,061,080

            Scottsdale Preserve Authority Excise Tax Revenue Bonds
 1,185,000  5.250%, 07/01/18                                                     Aa2/AA              1,239,771
 1,255,000  5.250%, 07/01/19                                                     Aa2/AA              1,306,079

           Tempe Excise Tax Revenue Bonds
 2,000,000  5.250%, 07/01/19 (pre-refunded)                                     Aa2/AAA              2,293,920
 1,000,000  5.000%, 07/01/33                                                    Aa3/AAA                998,530

            Tucson Water System Revenue Bonds
 2,200,000  5.500%, 07/01/18 National-re FGIC Insured                            Aa3/AA              2,377,276

            Yuma Municipal Property Corp. Utility System Revenue Bonds
   500,000  5.000%, 07/01/22 Syncora Guarantee Inc. Insured                       A3/A                 499,480

                                                                                              -----------------
               Total Basic Service Revenue Bonds                                                    43,870,106
                                                                                              -----------------

           Hospital Revenue Bonds (20.5%)

            Arizona Health Facilities Authority (Banner Health)
   500,000  5.000%, 01/01/25                                                     NR/AA-                448,935
 2,500,000  5.375%, 01/01/32                                                     NR/AA-              2,258,350
   250,000  5.000%, 01/01/35                                                     NR/AA-                211,180

            Arizona Health Facilities Authority (Blood Systems)
   500,000  4.750%, 04/01/25                                                     NR/A-                 448,160

            Arizona Health Facilities (Northern Arizona
                 Healthcare System)
 1,000,000  5.250%, 10/01/16 National-re Insured                                Baa1/NR              1,002,480

            Arizona Health Facilities (Phoenix Children's Hospital)
 1,000,000  5.375%, 02/15/18 (pre-refunded)                                     Baa3/NR              1,114,290
 1,465,000  6.250%, 11/15/29 (pre-refunded)                                     Baa3/NR              1,513,814

            Arizona Health Facilities (Samaritan Health)
 2,325,000  5.625%, 12/01/15 National-re Insured ETM                            Baa1/AA              2,612,417

            Arizona Health Facilities Authority Hospital System
            (John C. Lincoln Hospital)
 1,330,000  5.750%, 12/01/32 (pre-refunded)                                      NR/BBB              1,524,167

            Flagstaff Industrial Development Authority
            (Northern Arizona Senior Living Center)
 1,985,000  5.600%, 07/01/25                                                     NR/NR*              1,408,973

            Glendale Industrial Development Authority
               (John C. Lincoln Hospital)
 1,000,000  5.250%, 12/01/22                                                     NR/BBB                855,430
 1,500,000  5.000%, 12/01/35                                                     NR/BBB              1,068,735
 2,000,000  5.000%, 12/01/42                                                     NR/BBB              1,374,700

            Maricopa Co. Hospital Revenue (Sun Health)
 3,345,000  5.000%, 04/01/17 (pre-refunded)                                     Baa1/BBB             3,793,899
 1,500,000  5.000%, 04/01/25 (pre-refunded)                                     Baa1/BBB             1,619,460
 2,500,000  5.000%, 04/01/35 (pre-refunded)                                     Baa1/BBB             2,691,925

            Maricopa Co. Industrial Development Authority
               (Catholic Healthcare West-St. Joseph's Hospital)
 1,770,000  5.000%, 07/01/21                                                      A2/A               1,683,341
 2,300,000  5.375%, 07/01/23                                                      A2/A               2,148,154
 5,500,000  5.250%, 07/01/32                                                      A2/A               4,736,490

            Mesa Industrial Development Authority
                 (Discovery Health)
 4,100,000  5.750%, 01/01/25 National-re Insured (pre-refunded)                 Baa1/AA              4,289,461

            Phoenix Industrial Development Authority
               (John C. Lincoln Hospital)
 1,270,000  5.500%, 12/01/13 FSA Insured                                        Aa3/AAA              1,270,724

            Scottsdale Industrial Development Authority
               (Scottsdale Healthcare System)
 1,405,000  5.500%, 09/01/12 AMBAC Insured ETM                                   Baa1/A              1,508,253
 4,000,000  5.250%, 09/01/30                                                     A3/NR               3,343,800
 9,600,000  5.800%, 12/01/31 (pre-refunded)****                                  A3/NR              10,802,688

            University Medical Center Hospital Revenue Bonds
 3,050,000  5.000%, 07/01/35                                                   Baa1/BBB+             2,218,387

            Yavapai Co. Industrial Development Authority
               (Yavapai Regional Medical Center)
 1,130,000  5.125%, 12/01/13 FSA Insured                                        Aa3/AAA              1,133,797
 1,250,000  5.625%, 08/01/37                                                   Baa2/BBB+               886,188

            Yuma Co. Industrial Development Authority (Yuma
               Regional Medical Center)
 1,220,000  5.500%, 08/01/18 FSA Insured (pre-refunded)                         Aa3/AAA              1,345,648
 1,500,000  5.500%, 08/01/19 FSA Insured (pre-refunded)                         Aa3/AAA              1,654,485

                                                                                              -----------------
               Total Hospital Revenue Bonds                                                         60,968,331
                                                                                              -----------------

             Lease Revenue Bonds (15.7%)
            Arizona Municipal Finance Program No. 20
   860,000  7.700%, 08/01/10 National-re Insured ETM                             Aaa/AA                911,652

            Arizona School Facilities Board Certificates of
            Participation Lease Revenue Bonds
 3,000,000  5.500%, 09/01/23                                                     A1/AA-              3,155,070

            Arizona State University Certificates of Participation
                 Lease Revenue Bonds
 2,000,000  5.375%, 07/01/19 National-re Insured (pre-refunded)                  A1/AA-              2,253,300

            Cave Creek Certificates of Participation
                 Lease Revenue Bonds
   365,000  5.750%, 07/01/19                                                      NR/A                 367,942

            Cottonwood Municipal Property Corp.
                 Lease Revenue Bonds
 1,500,000  5.000%, 07/01/29 Syncora Guarantee Inc. Insured                     Baa3/BBB             1,016,595

            Downtown Phoenix Hotel Corp.
                 Lease Revenue Bonds
 4,760,000  5.250%, 07/01/26 FGIC Insured                                       Baa3/NR              3,883,398

            Gilbert Public Facilities Municipal Property Corp.
                 Lease Revenue Bonds
 1,000,000  4.900%, 07/01/21 AMBAC Insured                                       Aa3/AA              1,029,530
   850,000  5.000%, 07/01/23                                                     Aa3/AA                863,566

            Gilbert Water Resource Municipal Property Corp.
                 Lease Revenue Bonds
   425,000  5.000%, 04/01/17                                                    NR/NR+++               425,429
 2,000,000  4.900%, 04/01/19                                                    NR/NR+++             1,943,740
 2,000,000  5.000%, 10/01/29 National-re Insured                                Baa1/AA              1,923,120

            Goodyear Public Improvement Corp. Lease Revenue
 1,000,000  6.000%, 07/01/31                                                     A2/AA-              1,031,370

            Green Valley Municipal Property Corp.
                 Lease Revenue Bonds
 1,250,000  5.250%, 07/01/33                                                     NR/A+               1,144,163

            Marana Municipal Property Corp. Lease Revenue
 1,505,000  5.125%, 07/01/28                                                     NR/AA               1,480,469

            Mohave Co. Industrial Development Authority
             Correctional Facilities Lease Revenue
 1,000,000  8.000%, 05/01/25                                                    NR/BBB+              1,052,890

            Navajo Co. Municipal Property Corp.
                 Lease Revenue Bonds
 1,000,000  6.250%, 07/01/20 ACA Insured                                         NR/NR*                887,930

            Nogales Municipal Development Authority
 1,000,000  5.000%, 06/01/27 AMBAC Insured                                       Baa1/A                834,200

            Oro Valley Municipal Property Corp.
 1,000,000  5.000%, 07/01/23                                                     NR/AA-                990,880

            Phoenix Civic Improvement Corp. (Civic Plaza)
 1,000,000  zero coupon, 07/01/23 National-re FGIC Insured  (coupon                A1/AA               861,660
                      converts to 5.50% on 7/01/13)

            Phoenix Industrial Development Authority
                 (Capital Mall Project)
 1,530,000  5.250%, 09/15/17 AMBAC Insured (pre-refunded)                        A1/AA-              1,626,803
 2,000,000  5.375%, 09/15/22 AMBAC Insured (pre-refunded)                        A1/AA-              2,130,140

            Pinal Co. Certificates of Participation
                 Lease Revenue Bonds
 2,000,000  5.125%, 06/01/21 AMBAC Insured                                       Baa1/A              2,023,400
 3,230,000  5.250%, 12/01/21                                                      NR/A               3,185,717
 1,250,000  5.000%, 12/01/29                                                      NR/A               1,064,438

            Pinal Co. Correctional Facilities
 1,470,000  5.250%, 10/01/21 ACA Insured                                         NR/BBB              1,200,608

            Pinetop Fire District Certificates of Participation
             Lease Revenue Bonds
 1,000,000  7.500%, 12/15/23                                                    Baa2/NR              1,046,450

            Puerto Rico Public Buildings Authority
 1,000,000  5.250%, 07/01/13                                                   Baa3/BBB-               988,520

            Scottsdale Municipal Property Corp.
              Excise Tax Revenue Bonds
 3,000,000  zero coupon, 07/01/20 AMBAC Insured  (coupon                         Aa1/AAA             2,514,750
                      converts to 4.50% on 7/01/13)

            Sierra Vista Municipal Property Corp.
                 Lease Revenue Bonds
 1,465,000  5.000%, 01/01/18 AMBAC Insured                                       A3/AA               1,464,795
 1,225,000  5.000%, 01/01/18 AMBAC Insured                                       A3/AA               1,228,234
   700,000  5.125%, 01/01/21 AMBAC Insured                                       A3/AA                 701,869

            Surprise Municipal Property Corp.
                 Lease Revenue Bonds
 2,000,000  4.900%, 04/01/32                                                    NR/NR+++             1,409,220

            Willcox Municipal Property Corp.
   295,000  4.625%, 07/01/21                                                     NR/A-                 304,605

                                                                                              -----------------
               Total Lease Revenue Bonds                                                            46,946,453
                                                                                              -----------------

            Mortgage Revenue Bonds (8.9%)

            Agua Fria Ranch Community Facilities District
   600,000  5.800%, 07/15/30**                                                   NR/NR*                397,440

            Arizona Capital Facilities Finance Corp.
                Arizona State Student Housing
 1,000,000  6.125%, 09/01/20                                                      Baa3/NR              849,320

            DC Ranch Community Facilities District
   500,000  5.000%, 07/15/27 AMBAC Insured                                      Baa1/NR                419,495

            Maricopa Co. Industrial Development Authority
               Multi-Family Mortgage Revenue Bonds
               (National Health Project)
 1,300,000  5.500%, 01/01/18 FSA Insured ETM                                    Aa3/AAA              1,490,801

            Maricopa Co. Industrial Development Authority
               Single Family Mortgage Revenue Bonds
 6,620,000  zero coupon, 02/01/16 ETM                                           Aaa/AAA              5,351,476
 3,565,000  zero coupon, 12/31/16 ETM                                           Aaa/AAA              2,790,076
 1,341,048  5.650%, 07/01/39 AMT GNMA Insured                                    Aaa/NR              1,326,860

            Phoenix Industrial Development Authority
               Single Family Mortgage Revenue
   370,000  5.300%, 04/01/20 AMT GNMA Insured                                    NR/AAA                366,855
   115,000  5.350%, 06/01/20 AMT GNMA Insured                                    NR/AAA                114,134

            Phoenix & Pima Co. Industrial Development Authority
               Single Family Mortgage
 1,795,000  5.800%, 12/01/39 AMT GNMA Insured                                    Aaa/NR              1,804,011

            Phoenix/Pima/ Maricopa Co. Industrial Development
             Authority Single Family Mortgage Revenue
   689,124  5.500%, 12/01/38 AMT GNMA Insured                                    Aaa/NR                665,590

            Pima Co. Industrial Development Authority
               Single Family Mortgage Revenue
   125,000  6.500%, 02/01/17                                                     A2/NR                 125,194
    15,000  6.100%, 05/01/31 AMT GNMA Insured                                    NR/AAA                 15,049

            Scottsdale Waterfront Community Facilities District
   265,000  6.000%, 07/15/27                                                     NR/NR*                175,295
   620,000  6.050%, 07/15/32                                                     NR/NR*                390,997

            South Campus Project Arizona State University
                   Student Housing
 1,205,000  5.625%, 09/01/28 National-re Insured                                Baa1/AA              1,153,522

            Southern Arizona Capital Facilities Finance Corp.
                University of Arizona Student Housing
 1,000,000  5.100%, 09/01/33 National-re Insured (pre-refunded)                 Baa1/AA              1,127,450

            Sundance Community Facilities District
 1,145,000  5.125%, 07/15/30                                                   Baa3/BBB-               704,347

            Tucson & Pima Co. Single Family Mortgage
               Revenue Bonds
 4,920,000  zero coupon, 12/01/14 ETM                                           Aaa/AAA              4,252,996

            Yuma Industrial Development Authority
              Multi-Family Mortgage Revenue Bonds
                   (Rio Santa Fe)
 3,000,000  6.100%, 09/20/34 AMT GNMA Insured                                    NR/AAA              3,046,560

                                                                                              -----------------
               Total Mortgage Revenue Bonds                                                         26,567,468
                                                                                              -----------------

            University Revenue Bonds (7.3%)

            Arizona Board of Regents-Northern Arizona
               University System Revenue Bonds
 1,200,000  5.500%, 06/01/34 FGIC Insured (pre-refunded)                         A2/A+               1,399,176
 2,500,000  5.000%, 06/01/38                                                     A2/A+               2,265,550

            Arizona Board of Regents-University of Arizona
                System Revenue Bonds
 1,000,000  5.500%, 06/01/16 FGIC Insured (pre-refunded)                         NR/NR*              1,032,820
 2,385,000  5.000%, 06/01/21 National-re FGIC Insured                            Aa3/AA              2,478,254
   750,000  5.800%, 06/01/24 FGIC Insured (pre-refunded)                         NR/NR*                776,093
 1,000,000  5.000%, 06/01/33                                                      Aa3/AA               984,770

            Arizona Student Loan Revenue
 1,000,000  5.875%, 05/01/18 AMT                                                 Aaa/NR              1,004,320
 1,000,000  5.900%, 05/01/19 AMT                                                 Aaa/NR              1,002,310
 1,000,000  6.150%, 05/01/29 AMT                                                 A2/NR                 883,800

            Cochise Co. Community College District Revenue Bonds
 1,740,000  5.125%, 07/01/26 Assured Guaranty Insured                            Aa2/NR              1,806,712
 1,825,000  5.125%, 07/01/28 Assured Guaranty Insured                            Aa2/NR              1,863,252

            Glendale Industrial Development Authority
               (Midwestern University)
   550,000  5.250%, 05/15/13                                                     NR/A-                 595,573
 1,010,000  5.250%, 05/15/14                                                     NR/A-               1,093,093
   500,000  5.750%, 05/15/21 (pre-refunded)                                      NR/AAA                555,520
 1,000,000  5.875%, 05/15/31 (pre-refunded)                                      NR/AAA              1,113,650

            Maricopa Co. Community College District
 2,000,000  4.000%, 07/01/21***                                                 Aaa/AAA              1,992,240

            Mohave Co. Community College District
               Revenue Bonds
   470,000  4.850%, 03/01/15 AMBAC Insured                                       Baa1/A                478,211

            Yavapai Co. Community College District
               Revenue Bonds
   415,000  6.000%, 07/01/12                                                     NR/A-                 418,656

                                                                                              -----------------
               Total University Revenue Bonds                                                       21,744,000
                                                                                              -----------------

            Utility Revenue Bonds (13.1%)

            Arizona Power Authority (Hoover Dam Project)
               Revenue Bonds
 1,500,000  5.250%, 10/01/15                                                     Aa2/AA              1,711,110
 3,500,000  5.250%, 10/01/16                                                     Aa2/AA              4,004,840
 1,220,000  5.250%, 10/01/17                                                     Aa2/AA              1,394,009

            Arizona Wastewater Management Authority
               Revenue Bonds
 1,940,000  5.600%, 07/01/12 AMBAC Insured                                       Baa1/A              1,940,524

            Arizona Water Infrastructure Finance Authority
               Revenue Bonds
 1,465,000  5.750%, 10/01/11                                                    Aaa/NR+              1,513,814
 2,500,000  5.375%, 10/01/16 (pre-refunded)                                     Aaa/NR+              2,771,400
 2,000,000  5.500%, 10/01/17                                                    Aaa/NR+              2,046,860
   650,000  5.000%, 10/01/22                                                    Aaa/AAA                688,019
 1,000,000  5.000%, 10/01/28                                                    Aaa/AAA              1,035,160

            Central Arizona Water Conservation District
               Revenue Bonds
 2,600,000  5.500%, 11/01/09                                                    Aa2/AA-              2,672,748
 2,250,000  5.500%, 11/01/10                                                    Aa2/AA-              2,399,288

            Pima Co. Industrial Development Authority (Tucson
              Electric), Revenue Bonds
   315,000  7.250%, 07/15/10 FSA Insured                                        Aa3/AAA                315,217

            Pinal Co. Electrical District No. 4
   500,000  6.000%, 12/01/38                                                    NR/BBB-                392,110

            Salt River Project Agricultural Improvement and
                 Power Revenue Bonds
 1,000,000  5.250%, 01/01/13                                                     Aa1/AA              1,096,370
 1,000,000  5.250%, 01/01/15                                                     Aa1/AA              1,082,920
 2,000,000  5.250%, 01/01/18                                                     Aa1/AA              2,130,040
 5,000,000  5.250%, 01/01/19                                                     Aa1/AA              5,297,900
 1,350,000  5.000%, 01/01/25                                                     Aa1/AA              1,373,396
 2,350,000  5.000%, 01/01/37                                                     Aa1/AA              2,298,065
 1,000,000  5.000%, 01/01/38                                                     Aa1/AA                986,410

            Salt Verde Finance Corp. Gas Revenue
 3,000,000  5.250%, 12/01/28                                                      A2/A               1,986,450

                                                                                              -----------------
               Total Utility Revenue Bonds                                                          39,136,650
                                                                                              -----------------

               Total Revenue Bonds                                                                 244,080,106
                                                                                              -----------------

            Total Investments (cost $294,332,410-note b)                         98.8%             294,500,551
            Other assets less liabilities                                         1.2                3,588,084
                                                                                  ----
                                                                                              -----------------
            Net Assets                                                           100.0%         $  298,088,635
                                                                                 ======
                                                                                              =================



                                                                  Percent of
            Portfolio Distribution By Quality Rating            Portfolio (1)
            ----------------------------------------            -------------

            Aaa of Moody's or AAA of S&P or Fitch                     19.4   %
            Pre-refunded bonds (2)                                    25.3
            Aa of Moody's or AA of S&P or Fitch                       27.8
            A of Moody's or S&P or Fitch                              15.8

            Baa of Moody's or BBB of S&P or Fitch                      9.9

            Not rated*                                                 1.8
                                                                 -----------
                                                                     100.0 %
                                                                 ===========

      1 Where applicable, calculated using the highest rating of the three rating services.

      2 Pre-refunded bonds are bonds for which U.S.
      Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

      * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

      ** Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.1% of net assets.

      *** Security traded on a "when-issued" basis.

      **** Security pledged as collateral for the Trust's when - issued commitments.

            Fitch Ratings
            + AAA
            ++ A
            +++ BBB

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                             PORTFOLIO ABBREVIATIONS

      ACA- American Capital Assurance Financial Guaranty Corp.
      AMBAC- American Municipal Bond Assurance Corp.
      AMT- Alternative Minimum Tax
      ETM- Escrowed to Maturity
      FGIC- Financial Guaranty Insurance Co.
      FSA - Financial Security Assurance
      GNMA - Government National Mortgage Association
      MBIA- Municipal Bond Investors Assurance
      National-re-National Public Finance Guarantee Corporation
      National-re-FGIC-Reinsured FGIC bonds
      NR - Not Rated

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $294,203,170 amounted to $297,381, which consisted of aggregate gross unrealized appreciation of $12,533,654 and aggregate gross unrealized depreciation of $12,236,273.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of March 31, 2009:

                                                         Investments in
 Valuation Inputs                                          Securities
                                                           -----------
 Level 1 - Quoted Prices
                                                        $             -
 Level 2 - Other Significant Observable Inputs          $  294,500,551

                                                        $
 Level 3 - Significant Unobservable Inputs              $             -
                                                       ----------------
 Total                                                  $  294,500,551
                                                       ================

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      May 27, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 27, 2009